S000086827 [Member] Investment Objectives and Goals - S000086827 [Member]	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia U.S. High Yield ETF (the Fund) seeks to provide shareholders with a high level of current income.